Segment and Geographical Information - Major components of Income (loss) before income taxes in "Other" (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Impairment loss			¥ 81,372
Gain on fair value of asset	71,075
Nomura Research Institute, Ltd [Member]
Gain on the sale of a part of the ordinary shares		¥ 73,293
Nomura Real Estate Holdings Inc [Member]
Impairment loss	¥ 47,661